CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - UNAUDITED CONDENSED STATEMENT OF OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Income Statements, Captions [Line Items]
Net revenue	$ 131,582	$ 109,338
Selling, general and administrative	119,879	100,687
Operating loss	(27,506)	(35,227)
Other income:
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Income (loss) before income taxes	(15,259)	(41,289)
Income tax benefit	2,353	4,509
Net loss attributable to Class A shareholders	(10,075)	(29,414)
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	71	(29)
Comprehensive loss attributable to Class A shareholders	(10,020)	(29,437)
Parent Company
Condensed Income Statements, Captions [Line Items]
Net revenue	0	0
Selling, general and administrative	6,655	615
Operating loss	(6,655)	(615)
Other income:
Interest income, net	(14)	(15)
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Income (loss) before income taxes	14,033	522
Income tax benefit	0	0
Income before equity in undistributed earnings of subsidiaries	14,033	522
Equity in undistributed earnings of subsidiaries	(24,108)	(29,936)
Net loss attributable to Class A shareholders	(10,075)	(29,414)
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	55	(23)
Comprehensive loss attributable to Class A shareholders	$ (10,020)	$ (29,437)